Cash Flow Cash payments for interest on indebtedness and cash payments for taxes on income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Statement of Cash Flows [Abstract]
Interest	$ 16	$ 17	$ 186	$ 177	$ 173
Taxes on income, net of refunds	$ 21	$ 32	$ 214	$ 139	$ 219